Cash, Cash Equivalents and Restricted Cash - Summary of Cash and Cash Equivalents (Details) - USD ($)	Feb. 28, 2022	Feb. 28, 2021
Cash And Cash Equivalents [Abstract]
Bank balances	$ 68,809,057	$ 134,025,561